BLACKROCK FUNDS III
BlackRock Diversified Equity Fund
(the “Fund”)
Supplement dated February 23, 2026 to the Summary Prospectus, Prospectus and Statement of
Additional Information (“SAI”) of the Fund, each dated April 30, 2025, as supplemented to date
On February 19, 2026, the Board of Trustees of BlackRock Funds III approved a change in the name of the Fund to “BlackRock Diversified Equity Alpha Fund” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. The Fund is a feeder fund in a “master/feeder” structure and invests all of its assets in Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective and strategies as the Fund. Accordingly, on February 19, 2026, the Board of Trustees of MIP approved a change in the name of the Master Portfolio to “Diversified Equity Alpha Master Portfolio” and substantially similar changes to its investment strategy. These changes are expected to become effective on or about April 28, 2026.
Accordingly, effective on or about April 28, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
BlackRock Diversified Equity Fund is renamed BlackRock Diversified Equity Alpha Fund. In addition, Diversified Equity Master Portfolio is renamed Diversified Equity Alpha Master Portfolio.
The section of the Summary Prospectus entitled “Key Facts About BlackRock Diversified Equity Fund – Principal Investment Strategies of the Fund,” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Diversified Equity Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund may also purchase convertible securities. This is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Fund does not limit its investments to companies of any particular size, and may invest in equity securities of companies of any market capitalization.
Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.
The Fund may also invest in securities of foreign issuers from any country, including emerging market countries, and may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies.
The Fund may use derivatives to hedge its portfolio against market and currency risks or to gain long or short exposure to equity markets. The Fund may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the Russell 1000® Index. The derivatives that the Fund may use include options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps (including total return swaps, some of which may be referred to as contracts for difference).
In pursuing its investment objective, the Fund may utilize short positions, which arise where the Fund sells a security or basket of securities it does not own by delivery of borrowed securities or where the Fund has entered into a derivative instrument that provides economic exposure similar to a short sale of a security or basket of securities. The Fund expects to implement short positions through short sales of any instrument that the Fund may purchase for investment or by using options, futures, forwards, swaps or other derivatives.
The Fund may also invest in indexed and inverse securities.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The following is added to the section of the Summary Prospectus entitled “Key Facts about BlackRock Diversified Equity Fund – Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Diversified Equity Fund – Principal Risks of Investing in the Fund”:
Short Sales and Short Position Risk – Because making short sales or taking short positions in securities that it does not own would expose the Fund to the risks associated with those securities, such short sales or positions involve speculative exposure risk. In such situations, the Fund will incur a loss as a result of a short sale or position if the price of the reference instrument increases after the Fund entered into the short sale or position. The Fund may engage in short sales and gain short exposure through certain derivative instruments, such as futures, options or swaps. The Fund may lose more money than the actual cost of a short sale or position and the potential losses are theoretically unlimited on a short sale or position.
The section of the Prospectus entitled “Details About the Fund – How the Fund Invests – Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund may also purchase convertible securities. This is a non‑fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Fund does not limit its investments to companies of any particular size, and may invest in equity securities of companies of any market capitalization.
Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.
The Fund may also invest in securities of foreign issuers from any country, including emerging market countries, and may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies.
The Fund may use derivatives to hedge its portfolio against market and currency risks or to gain long or short exposure to equity markets. The Fund may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the Russell 1000® Index. The derivatives that the Fund may use include options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps (including total return swaps, some of which may be referred to as contracts for difference).
In pursuing its investment objective, the Fund may utilize short positions, which arise where the Fund sells a security or basket of securities it does not own by delivery of borrowed securities or where the Fund has entered into a derivative instrument that provides economic exposure similar to a short sale of a security or basket of securities. The Fund expects to implement short positions through short sales of any instrument that the Fund may purchase for investment or by using options, futures, forwards, swaps or other derivatives.
The Fund may also invest in indexed and inverse securities.
The following is added to the section of the Prospectus entitled “Details About the Fund – Investment Risks – Principal Risks of Investing in the Fund”:
Short Sales and Short Position Risk – Because making short sales or taking short positions in securities that it does not own would expose the Fund to the risks associated with those securities, such short sales or positions involve speculative exposure risk. In such situations, the Fund will incur a loss as a result of a short sale or position if the price of the reference instrument increases after the Fund entered into the short sale or position. As a result, if the Fund makes short sales or takes a short position in a reference instrument that increases in value, it will likely underperform similar funds that do not make short sales or take short positions in such reference instrument. The Fund may engage in short sales and gain short exposure through certain derivative instruments, such as futures, options or swaps. There can be no assurance that the Fund will be able to close out a short sale or position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short or the amount paid in connection with a short position, its potential loss is limited only by the maximum attainable price of the position, less the price at which the position was sold. Therefore, the Fund may lose more money than the actual cost of a short sale or position and the potential losses are theoretically unlimited on a short sale or position. Short positions generally involve a form of leverage, which can exaggerate the Fund’s losses. The Fund may also pay transaction costs and borrowing fees in connection with short sales or positions. There is the risk that the counterparty to a short sale or position may fail to honor its contractual terms, causing a loss to the Fund.
The chart listing investments and investment strategies in the section of Part I of the Fund’s SAI entitled “I. Investment Objective and Policies” is amended to check off “Short Sales” as follows:

BlackRock Diversified Equity Alpha Fund
Short Sales	X
Shareholders should retain this Supplement for future reference.
PR2SAI‑DEF‑0226SUP

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